REVENUE BY PRODUCT LINES AND GEOGRAPHIC AREAS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Revenue	$ 1,830,459	$ 1,506,929
Product line [Member]
Revenue	$ 1,830,459	$ 1,506,929
Revenue percentage	100.00%	100.00%
Software sales [Member]
Revenue	$ 1,298,692	$ 1,025,111
Revenue percentage	71.00%	68.00%
Support sales [Member]
Revenue	$ 506,246	$ 459,994
Revenue percentage	28.00%	31.00%
Other sales [Member]
Revenue	$ 25,521	$ 21,824
Revenue percentage	1.00%	1.00%